INCOME TAX - Schedule of reconciliation of the federal income tax rate to the effective tax rate (Details)	3 Months Ended		12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023	Dec. 31, 2023	Dec. 31, 2022
Federal taxes at statutory rate			21.00%	21.00%
State taxes, net of federal tax benefit			0.20%	0.00%
Valuation allowance			(13.70%)	(23.80%)
Effective income tax rate	0.00%		0.00%	0.00%
AltC Acquisition Corp.
Federal taxes at statutory rate	21.00%	21.00%	21.00%	21.00%
State taxes, net of federal tax benefit			4.66%	0.00%
Business combination expense			2.71%	0.00%
Valuation allowance			5.55%	6.30%
Effective income tax rate	47.92%	26.53%	33.92%	27.30%